INCOME TAXES - Net operating loss carryforwards and expiration periods (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating Loss Carryforward
Deferred Tax Assets	$ 90,908
Net Operating Loss Carryforward	673,167
United States
Operating Loss Carryforward
Deferred Tax Assets, expiring	10,676
Net Operating Loss Carryforward, expiring	152,048
Foreign
Operating Loss Carryforward
Deferred Tax Assets, expiring	25,288
Deferred Tax Assets, indefinite	54,944
Net Operating Loss Carryforward, expiring	104,343
Net Operating Loss Carryforward, indefinite	$ 416,776